Installment Payment Receivables, Net - Schedule Of Installment Receivables With Significant Financing Component, Allowance For Credit Loss, Net (Detail) - Interest Income [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Installment Payment Receivables [Line Items]
Current portion of installment payment receivables	¥ 3,598,443	¥ 2,590,645
Non-current portion of installment payment receivables	6,571,377	4,504,348
Allowance for doubtful accounts	(120,746)	(87,821)
Total	¥ 10,049,074	¥ 7,007,172